BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisition of Uber's remaining interest in MLU B.V. (Details) ₽ in Millions, $ in Millions			12 Months Ended
	Apr. 21, 2023 RUB (₽)	Apr. 21, 2023 USD ($)	Dec. 31, 2023 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Business Acquisition [Line Items]
Total cash consideration for the acquisition				₽ 1,031	₽ 8,921
MLU B.V.
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	29.00%	29.00%
Total cash consideration for the acquisition	₽ 57,337	$ 702.5
Reduced amount of non-controlling interest	23,524
Reduced amount of Additional paid-in capital	35,459
Increased in accumulated other comprehensive income	₽ 1,646
Earnings are allocated to the noncontrolling interest			₽ 0